CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY $ in Millions	USD ($)
Balance at beginning of period at Dec. 31, 2012	$ 3,085
Increase (Decrease) in Partners' Capital
Share-based compensation	22
Balance at end of period at Dec. 31, 2013	3,455
Increase (Decrease) in Partners' Capital
Share-based compensation	13
Cash contributions from parent	186
Balance at end of period at Dec. 31, 2014	3,782
Increase (Decrease) in Partners' Capital
Share-based compensation	5
Cash contributions from parent	20
Net income	19
Balance at end of period at Mar. 31, 2015	$ 3,826